Condensed Consolidating Financial Information (Tables)	12 Months Ended
Feb. 01, 2014
Condensed Financial Statements

Supplemental Condensed Consolidated Income Statement

For the 52 week period ended February 1, 2014

	Signet Jewelers Limited	Signet UK Finance plc	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(in millions)
Sales	$—	$—	$4,162.9	$46.3	$—	$4,209.2
Cost of sales	—	—	(2,621.2)	(7.5)	—	(2,628.7)

Gross margin	—	—	1,541.7	38.8	—	1,580.5
Selling, general and administrative expenses	(2.9)	—	(1,193.1)	(0.7)	—	(1,196.7)
Other operating income, net	—	—	183.8	2.9	—	186.7

Operating (loss) income	(2.9)	—	532.4	41.0	—	570.5
Intercompany interest (expense) income	—	—	(34.5)	34.5	—	—
Interest expense, net	—	—	(3.9)	(0.1)	—	(4.0)

(Loss) income before income taxes	(2.9)	—	494.0	75.4	—	566.5
Income taxes	—	—	(196.8)	(1.7)	—	(198.5)

Equity in income of subsidiaries	370.9	—	344.2	301.3	(1,016.4)	—

Net income	$368.0	$—	$641.4	$375.0	$(1,016.4)	$368.0

Supplemental Condensed Consolidated Income Statement

For the 53 week period ended February 2, 2013

	Signet Jewelers Limited	Signet UK Finance plc	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(in millions)
Sales	$—	$—	$3,948.5	$34.9	$—	$3,983.4
Cost of sales	—	—	(2,443.4)	(2.6)	—	(2,446.0)

Gross margin	—	—	1,505.1	32.3	—	1,537.4
Selling, general and administrative expenses	(3.5)	—	(1,135.6)	0.8	—	(1,138.3)
Other operating income, net	—	—	161.7	(0.3)	—	161.4

Operating (loss) income	(3.5)	—	531.2	32.8	—	560.5
Intercompany interest (expense) income	—	—	(41.1)	41.1	—	—
Interest expense, net	—	—	(3.7)	0.1	—	(3.6)

(Loss) income before income taxes	(3.5)	—	486.4	74.0	—	556.9
Income taxes	—	—	(195.8)	(1.2)	—	(197.0)

Equity in income of subsidiaries	363.4	—	333.9	295.1	(992.4)	—

Net income	$359.9	$—	$624.5	$367.9	$(992.4)	$359.9

Supplemental Condensed Consolidated Income Statement

For the 52 week period ended January 28, 2012

	Signet Jewelers Limited	Signet UK Finance plc	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(in millions)
Sales	$—	$—	$3,719.6	$29.6	$—	$3,749.2
Cost of sales	—	—	(2,311.4)	(0.2)	—	(2,311.6)

Gross margin	—	—	1,408.2	29.4	—	1,437.6
Selling, general and administrative expenses	(4.3)	—	(1,053.2)	0.8	—	(1,056.7)
Other operating income, net	0.1	—	126.8	(0.4)	—	126.5

Operating (loss) income	(4.2)	—	481.8	29.8	—	507.4
Intercompany interest (expense) income	—	—	(43.0)	43.0	—	—
Interest expense, net	—	—	(5.2)	(0.1)	—	(5.3)

(Loss) income before income taxes	(4.2)	—	433.6	72.7	—	502.1
Income taxes	—	—	(173.8)	(3.9)	—	(177.7)

Equity in income of subsidiaries	328.6	—	308.8	269.4	(906.8)	—

Net income	$324.4	$—	$568.6	$338.2	$(906.8)	$324.4

Supplemental Condensed Consolidated Statement of Comprehensive Income

For the 52 week period ended February 1, 2014

	Signet Jewelers Limited	Signet UK Finance plc	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(in millions)
Net income	$368.0	$—	$641.4	$375.0	$(1016.4)	$368.0
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	13.9	(2.7)	1.2	12.4
Cash flow hedges:
Unrealized loss	—	—	(22.0)	—	—	(22.0)
Reclassification adjustment for losses to net income	—	—	6.7	—	—	6.7
Pension plan:
Actuarial gain	—	—	0.2	—	—	0.2
Reclassification adjustment to net income for amortization of actuarial loss	—	—	1.7	—	—	1.7
Prior service benefit	—	—	(0.7)	—	—	(0.7)
Reclassification adjustment to net income for amortization of prior service credits	—	—	(1.1)	—	—	(1.1)

Total other comprehensive (loss) income	$—	$—	$(1.3)	$(2.7)	$1.2	$(2.8)

Total comprehensive income	$368.0	$—	$640.1	$372.3	$(1,015.2)	$365.2

Supplemental Condensed Consolidated Statement of Comprehensive Income

For the 53 week period ended February 2, 2013

	Signet Jewelers Limited	Signet UK Finance plc	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(in millions)
Net income	$359.9	$—	$624.5	$367.9	$(992.4)	$359.9
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	(0.6)	0.1	—	(0.5)
Cash flow hedges:
Unrealized loss	—	—	(6.7)	—	—	(6.7)
Reclassification adjustment for gains to net income	—	—	(14.4)	—	—	(14.4)
Pension plan:
Actuarial gain	—	—	4.7	—	—	4.7
Reclassification adjustment to net income for amortization of actuarial loss	—	—	2.4	—	—	2.4
Prior service benefit	—	—	(0.8)	—	—	(0.8)
Reclassification adjustment to net income for amortization of prior service credits	—	—	(1.2)	—	—	(1.2)

Total other comprehensive (loss) income	$—	$—	$(16.6)	$0.1	$—	$(16.5)

Total comprehensive income	$359.9	$—	$607.9	$368.0	$(992.4)	$343.4

Supplemental Condensed Consolidated Statement of Comprehensive Income

For the 52 week period ended January 28, 2012

	Signet Jewelers Limited	Signet UK Finance plc	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(in millions)
Net income	$324.4	$—	$568.6	$338.2	$(906.8)	$324.4
Other comprehensive income:
Foreign currency translation adjustments	—	—	(4.4)	0.6	(0.1)	(3.9)
Cash flow hedges:
Unrealized gain	—	—	32.2	—	—	32.2
Reclassification adjustment for gains to net income	—	—	(16.0)	—	—	(16.0)
Pension plan:
Actuarial loss	—	—	(7.3)	—	—	(7.3)
Reclassification adjustment to net income for amortization of actuarial loss	—	—	1.8	—	—	1.8
Prior service costs	—	—	5.5	—	—	5.5
Reclassification adjustment to net income for amortization of prior service credits	—	—	(0.7)	—	—	(0.7)

Total other comprehensive income	$—	$—	$11.1	$0.6	$(0.1)	$11.6

Total comprehensive income	$324.4	$—	$579.7	$338.8	$(906.9)	$336.0

Supplemental Condensed Consolidated Balance Sheet

February 1, 2014

	Signet Jewelers Limited	Signet UK Finance plc	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(in millions)
Assets
Current assets:
Cash and cash equivalents	$1.4	$—	$237.0	$9.2	$—	$247.6
Accounts receivable, net	—	—	1,361.3	12.7	—	1,374.0
Intercompany receivables, net	47.7	—	—	238.0	(285.7)	—
Other receivables	—	—	51.1	0.4	—	51.5
Other current assets	—	—	86.5	0.5	—	87.0
Deferred tax assets	—	—	2.8	0.2	—	3.0
Income taxes	—	—	6.0	0.5	—	6.5
Inventories	—	—	1,434.5	53.5	—	1,488.0

Total current assets	49.1	—	3,179.2	315.0	(285.7)	3,257.6

Non-current assets:
Property, plant and equipment, net	—	—	481.5	6.1	—	487.6
Investment in subsidiaries	2,526.3	—	1,452.8	1,143.2	(5,122.3)	—
Intercompany receivables, net	—	—	—	1,098.0	(1,098.0)	—
Other assets	—	—	110.4	3.6	—	114.0
Deferred tax assets	—	—	113.6	0.1	—	113.7
Retirement benefit asset	—	—	56.3	—	—	56.3

Total assets	$2,575.4	$—	$5,393.8	$2,566.0	$(6,506.0)	$4,029.2

Liabilities and Shareholders’ equity
Current liabilities:
Loans and overdrafts	$—	$—	$19.3	$—	$—	$19.3
Accounts payable	—	—	160.5	2.4	—	162.9
Intercompany payables, net	—	—	285.7	—	(285.7)	—
Accrued expenses and other current liabilities	12.3	—	313.1	3.1	—	328.5
Deferred revenue	—	—	173.0	—	—	173.0
Deferred tax liabilities	—	—	113.1	—	—	113.1
Income taxes	—	—	101.3	2.6	—	103.9

Total current liabilities	12.3	—	1,166.0	8.1	(285.7)	900.7

Non-current liabilities:
Intercompany payables, net	—	—	1,098.0	—	(1,098.0)	—
Other liabilities	—	—	118.5	3.2	—	121.7
Deferred revenue	—	—	443.7	—	—	443.7

Total liabilities	12.3	—	2,826.2	11.3	(1,383.7)	1,466.1

Total shareholders’ equity	2,563.1	—	2,567.6	2,554.7	(5,122.3)	2,563.1

Total liabilities and shareholders’ equity	$2,575.4	$—	$5,393.8	$2,566.0	$(6,506.0)	$4,029.2

Supplemental Condensed Consolidated Balance Sheet

February 2, 2013

	Signet Jewelers Limited	Signet UK Finance plc	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(in millions)
Assets
Current assets:
Cash and cash equivalents	$13.4	$—	$271.3	$16.3	$—	$301.0
Accounts receivable, net	—	—	1,198.8	6.5	—	1,205.3
Intercompany receivables, net	37.3	—	—	715.8	(753.1)	—
Other receivables	—	—	41.8	0.3	—	42.1
Other current assets	0.2	—	85.0	0.4	—	85.6
Deferred tax assets	—	—	1.1	0.5	—	1.6
Income taxes	—	—	3.5	—	—	3.5
Inventories	—	—	1,360.9	36.1	—	1,397.0

Total current assets	50.9	—	2,962.4	775.9	(753.1)	3,036.1

Non-current assets:
Property, plant and equipment, net	—	—	429.7	0.7	—	430.4
Investment in subsidiaries	2,288.9	—	1,335.3	1,039.3	(4,663.5)	—
Intercompany receivables, net	—	—	—	600.0	(600.0)	—
Other assets	—	—	99.9	—	—	99.9
Deferred tax assets	—	—	104.1	—	—	104.1
Retirement benefit asset	—	—	48.5	—	—	48.5

Total assets	$2,339.8	$—	$4,979.9	$2,415.9	$(6,016.6)	$3,719.0

Liabilities and Shareholders’ equity
Current liabilities:
Loans and overdrafts	$—	$—	$—	$—	$—	$—
Accounts payable	—	—	160.0	(4.1)	—	155.9
Intercompany payables, net	—	—	753.1	—	(753.1)	—
Accrued expenses and other current liabilities	9.9	—	312.3	4.2	—	326.4
Deferred revenue	—	—	159.7	—	—	159.7
Deferred tax liabilities	—	—	129.6	—	—	129.6
Income taxes	—	—	95.9	4.4	—	100.3

Total current liabilities	9.9	—	1,610.6	4.5	(753.1)	871.9

Non-current liabilities:
Intercompany payables, net	—	—	600.0	—	(600.0)	—
Other liabilities	—	—	106.1	5.2	—	111.3
Deferred revenue	—	—	405.9	—	—	405.9

Total liabilities	9.9	—	2,722.6	9.7	(1,353.1)	1,389.1

Total shareholders’ equity	2,329.9	—	2,257.3	2,406.2	(4,663.5)	2,329.9

Total liabilities and shareholders’ equity	2,339.8	$—	$4,979.9	$2,415.9	$(6,016.6)	$3,719.0

Supplemental Condensed Consolidated Statement of Cash Flows

For the 52 week period ended February 1, 2014

	Signet Jewelers Limited	Signet UK Finance plc	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(in millions)
Cash flows from operating activities
Other cash provided by operating activities	$137.3	$—	$421.3	$286.9	$(610.0)	$235.5

Net cash provided by operating activities	137.3	—	421.3	286.9	(610.0)	235.5

Investing activities
Purchase of property, plant and equipment	—	—	(152.6)	(0.1)	—	(152.7)
Investment in subsidiaries	(0.3)	—	(11.0)	(11.0)	22.3	—
Acquisition of Ultra Stores, Inc., net of cash received	—	—	1.4	—	—	1.4
Acquisition of diamond polishing factory	—	—	—	(9.1)	—	(9.1)

Net cash used in investing activities	(0.3)	—	(162.2)	(20.2)	22.3	(160.4)

Financing activities
Dividends paid	(46.0)	—	—	—	—	(46.0)
Intercompany dividends paid	—	—	(104.4)	(35.6)	140.0	—
Proceeds from issuance of common shares	9.3	—	—	22.3	(22.3)	9.3
Excess tax benefit from exercise of share awards	—	—	6.5	—	—	6.5
Repurchase of common shares	(104.7)	—	—	—	—	(104.7)
Net settlement of equity based awards	(9.2)	—	—	—	—	(9.2)
Proceeds from short-term borrowings	—	—	19.3	—	—	19.3
Intercompany activity, net	1.6	—	(214.6)	(257.0)	470.0	—

Net cash used in financing activities	(149.0)	—	(293.2)	(270.3)	587.7	(124.8)

Cash and cash equivalents at beginning of period	13.4	—	271.3	16.3	—	301.0
Decrease in cash and cash equivalents	(12.0)	—	(34.1)	(3.6)	—	(49.7)
Effect of exchange rate changes on cash and cash equivalents	—	—	(0.2)	(3.5)	—	(3.7)

Cash and cash equivalents at end of period	$1.4	$—	$237.0	$9.2	$—	$247.6

Supplemental Condensed Consolidated Statement of Cash Flows

For the 53 week period ended February 2, 2013

	Signet Jewelers Limited	Signet UK Finance plc	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(in millions)
Cash flows from operating activities
Other cash provided by operating activities	$305.7	$—	$512.5	$280.5	$(786.0)	$359.9

Net cash provided by operating activities	305.7	—	512.5	280.5	(786.0)	$312.7

Investing activities
Purchase of property, plant and equipment	—	—	(134.0)	(0.2)	—	(134.2)
Acquisition of Ultra Stores, Inc., net of cash received	—	—	(56.7)	—	—	(56.7)

Net cash used in investing activities	—	—	(190.7)	(0.2)	—	(190.9)

Financing activities
Dividends paid	(38.4)	—	—	—	—	(38.4)
Intercompany dividends paid	—	—	(520.1)	(265.9)	786.0	—
Proceeds from issuance of common shares	21.6	—	—	—	—	21.6
Excess tax benefit from exercise of share awards	—	—	7.4	—	—	7.4
Repurchase of common shares	(287.2)	—	—	—	—	(287.2)
Net settlement of equity based awards	(11.5)	—	—	—	—	(11.5)
Intercompany activity, net	17.1	—	(9.9)	(7.2)	—	—

Net cash used in financing activities	(298.4)	—	(522.6)	(273.1)	786.0	(308.1)

Cash and cash equivalents at beginning of period	6.1	—	471.6	9.1	—	486.8
Increase (decrease) in cash and cash equivalents	7.3	—	(200.8)	7.2	—	(186.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	0.5	—	—	0.5

Cash and cash equivalents at end of period	$13.4	$—	$271.3	$16.3	$—	$301.0

Supplemental Condensed Consolidated Statement of Cash Flows

For the 52 week period ended January 28, 2012

	Signet Jewelers Limited	Signet UK Finance plc	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(in millions)
Cash flows from operating activities
Other cash provided by operating activities	$45.7	$—	$665.2	$306.5	$(692.2)	$325.2

Net cash provided by operating activities	45.7	—	665.2	306.5	(692.2)	325.2

Investing activities
Purchase of property, plant and equipment	—	—	(97.8)	—	—	(97.8)
Investment in subsidiaries	—	—	(4.2)	(2.4)	6.6	—

Net cash used in investing activities	—	—	(102.0)	(2.4)	6.6	(97.8)

Financing activities
Dividends paid	(8.7)	—	—	—	—	(8.7)
Intercompany dividends paid	—	—	(253.3)	(438.9)	692.2	—
Proceeds from issuance of common shares	10.6	—	—	2.4	(2.4)	10.6
Excess tax benefit from exercise of share awards	—	—	3.9	—	—	3.9
Repurchase of common shares	(12.7)	—	—	—	—	(12.7)
Credit facility fees paid	—	—	(2.1)	—	—	(2.1)
Repayment of short-term borrowings	—	—	(31.0)	—	—	(31.0)
Intercompany activity, net	(38.6)	—	(80.6)	123.4	(4.2)	—

Net cash used in financing activities	(49.4)	—	(363.1)	(313.1)	685.6	(40.0)

Cash and cash equivalents at beginning of period	9.8	—	275.0	17.3	—	302.1
(Decrease) increase in cash and cash equivalents	(3.7)	—	200.1	(9.0)	—	187.4
Effect of exchange rate changes on cash and cash equivalents	—	—	(3.5)	0.8	—	(2.7)

Cash and cash equivalents at end of period	$6.1	$—	$471.6	$9.1	$—	$486.8